Bank Premises and Equipment	12 Months Ended
Dec. 31, 2024
Bank Premises and Equipment
Bank Premises and Equipment

(5) Bank Premises and Equipment

A summary of bank premises and equipment, by asset classification, at December 31, 2024 and 2023 were as follows:

	Estimated
	useful lives				2024	2023

					(Dollars in Thousands)
Bank buildings and improvements	5	-	39	years	$588,093	$582,075
Furniture, equipment and vehicles	1	-	20	years	331,200	325,855
Land					110,919	108,551
Less: accumulated depreciation					(601,991)	(579,387)
Bank premises and equipment, net					$428,221	$437,094